Organization, Consolidation and Principal Activities - Summary of Cash Flows of the VIE included in the Company's Consolidated Statements of Cash Flows (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)
Organization, Consolidation and Principal Activities
Net cash provided by/ (used in) operating activities	¥ (22,364)	$ (3,084)	¥ (2,902)
Net cash provided by/ (used in) investing activities	5,481	756	58,234
Net cash (used in)/ provided by financing activities	30,280	4,176	(41,444)
Effect of exchange rate changes on cash	770	106	194
Net increase/(decrease) in cash	14,167	1,954	14,082
VIE
Organization, Consolidation and Principal Activities
Net cash provided by/ (used in) operating activities	(30,836)	(4,252)	12,892
Net cash provided by/ (used in) investing activities	(6,036)	(832)	45,165
Net cash (used in)/ provided by financing activities	30,280	4,176	(41,443)
Effect of exchange rate changes on cash	218	30	(182)
Net increase/(decrease) in cash	¥ (6,374)	$ (878)	¥ 16,432